Segment, Geographic and Other Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment, Geographic and Other Information [Abstract]
Segment determination and explanation of the measurements
Segment determination and explanation of the measurements

The Company’s operating segments are its business components that generate discrete financial information that is reported to and regularly reviewed by the Company’s the chief operating decision maker, the Chief Executive Officer, for the purpose of resource allocation and assessment of segment performance. The Company’s reportable segments are ‘Transmission and distribution’, ‘Electric power generation (Nuclear)’, ‘Electric power generation (Non-nuclear)’, ‘Plant maintenance & engineering service’ and ‘Others’; others mainly represent the business unit that manages the Company’s foreign operations.

Segment operating profit (loss) is determined the same way that consolidated operating profit is determined under IFRS without any adjustment for corporate allocations. The accounting policies used by each segment are consistent with the accounting policies used in the preparation of the consolidated financial statements. Segment assets and liabilities are determined based on separate financial statements of the entities instead of on a consolidated basis. There are various transactions between the reportable segments, including sales of property, plant and equipment and so on, that are conducted on an arms-length basis at market prices that would be applicable to an independent third-party. For subsidiaries which are in a different segment from that of its immediate parent company, their carrying amount in separate financial statements is eliminated in the consolidating adjustments in the tables below. In addition, consolidation adjustments in the table below include adjustments of the amount of investment in associates and joint ventures from the cost basis amount reflected in segment assets to that determined using equity method in the consolidated financial statements.

Financial information of the segments
Financial information of the segments for the years ended December 31, 2015, 2016 and 2017, respectively, are as follows:

		2015
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates and joint ventures	Employee benefit expense	Loss on abandonment of property, plant, and equipment	Increase in provisions, net		Operating profit
		In millions of won
Transmission and distribution	￦	58,164,394	1,230,975	56,933,419	2,859,037	132,809	1,092,594	220,406	135,261	359,521	872,096		13,319,310
Electric power generation (Nuclear)		10,642,352	10,596,189	46,163	3,070,828	24,612	532,490	(595)	54,572	—	401,839		3,806,617
Electric power generation (Non-nuclear)		21,469,345	20,906,081	563,264	2,337,353	22,171	319,647	(10,686)	74,007	5,305	148,053		2,704,260
Plant maintenance & engineering service		2,533,887	2,016,699	517,188	85,662	12,293	542	(1,746)	74,542	—	174,912		332,531
Others		672,250	150,557	521,693	27,491	108,104	127,684	—	343	230	34		80,165
Consolidation adjustments		(34,900,501)	(34,900,501)	—	(38,987)	(58,404)	(57,273)	—	(24,033)	—	5,790		37,993

	￦	58,581,727	—	58,581,727	8,341,384	241,585	2,015,684	207,379	314,692	365,056	1,602,724		20,280,876

Finance income													1,182,988

Finance expense													(3,015,457)

Profit related to associates and joint ventures													207,379

Profit before income tax												￦	18,655,786

		2016
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates and joint ventures	Employee benefit expense	Loss on abandonment of property, plant, and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	59,862,284	1,890,489	57,971,795	3,226,700	80,882	844,200	(128,402)	162,326	424,356	711,430		5,274,308
Electric power generation (Nuclear)		11,168,579	11,129,385	39,194	3,130,820	33,111	474,590	(1,082)	70,582	—	576,223		3,770,165
Electric power generation (Non-nuclear)		21,394,223	20,561,044	833,179	2,523,306	24,171	359,607	(8,342)	79,846	2,133	276,619		3,211,684
Plant maintenance & engineering service		2,618,388	2,190,207	428,181	98,843	10,672	2,156	478	86,268	—	221,301		210,680
Others		567,836	77,098	490,738	26,817	115,928	97,926	—	1,050	30	168		76,336
Consolidation adjustments		(35,848,223)	(35,848,223)	—	(45,498)	(22,986)	(25,611)	—	(26,319)	—	(3,009)		(246,813)

	￦	59,763,087	—	59,763,087	8,960,988	241,778	1,752,868	(137,348)	373,753	426,519	1,782,732		12,296,360

Finance income													791,543

Finance expense													(2,437,087)

Loss related to associates and joint ventures													(137,348)

Profit before income tax												￦	10,513,468

		2017
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates and joint ventures	Employee benefit expense	Loss on abandonment of property, plant, and equipment	Increase in provisions, net		Operating profit
		In millions of won
Transmission and distribution	￦	59,486,766	2,044,160	57,442,606	3,466,410	49,987	737,971	(105,166)	158,738	384,595	885,195		1,902,634
Electric power generation (Nuclear)		9,415,752	9,359,468	56,284	3,267,510	21,034	487,503	3,637	80,809	—	801,800		1,347,794
Electric power generation (Non-nuclear)		22,795,816	21,885,251	910,565	2,954,375	18,860	486,176	(6,718)	94,075	39,335	171,457		1,523,497
Plant maintenance & engineering service		2,621,440	2,211,716	409,724	109,001	10,801	2,967	(70)	87,344	161	219,382		265,593
Others		655,062	138,352	516,710	36,001	130,003	103,782	—	861	—	(967)		113,296
Consolidation adjustments		(35,638,947)	(35,638,947)	—	(59,586)	(24,542)	(28,847)	—	(30,467)	—	(386,747)		167,055

	￦	59,335,889	—	59,335,889	9,773,711	206,143	1,789,552	(108,317)	391,360	424,091	1,690,120		5,319,869

Finance income													1,530,618

Finance expense													(3,127,952)

Loss related to associates and joint ventures													(108,317)

Profit before income tax												￦	3,614,218

Information related to segment assets and liabilities
Information related to segment assets and segment liabilities as of and for the years ended December 31, 2016 and 2017 are as follows:

		2016
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	105,321,129	4,121,462	6,345,004	49,854,420
Electric power generation (Nuclear)		52,782,915	15,384	1,945,610	27,366,938
Electric power generation (Non-nuclear)		47,427,642	1,320,203	3,508,313	26,205,049
Plant maintenance & engineering service		3,106,909	53,399	180,715	1,218,047
Others		7,423,132	—	365,470	2,761,262

Segment totals		216,061,727	5,510,448	12,345,112	107,405,716

Consolidation adjustments:
Elimination of inter-segment amounts		(39,114,371)	—	(191,901)	(5,811,800)
Equity method adjustment		906,239	—	—	—
Deferred taxes		(5,830)	—	—	4,301,404
Others		(10,723)	—	—	(1,108,823)

		(38,224,685)	—	(191,901)	(2,619,219)

Consolidated totals	￦	177,837,042	5,510,448	12,153,211	104,786,497

		2017
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	106,540,154	3,366,309	6,606,512	50,757,798
Electric power generation (Nuclear)		55,011,096	11,843	2,083,967	29,252,816
Electric power generation (Non-nuclear)		47,938,084	1,904,224	3,250,524	26,337,295
Plant maintenance & engineering service		3,273,959	48,320	145,779	1,176,627
Others		7,798,400	—	569,447	3,013,743

Segment totals		220,561,693	5,330,696	12,656,229	110,538,279

Consolidation adjustments:
Elimination of inter-segment amounts		(39,517,829)	—	23,616	(5,239,156)
Equity method adjustment		754,314	—	—	—
Deferred taxes		2,215	—	—	5,339,450
Others		(11,478)	—	—	(1,814,299)

		(38,772,778)	—	23,616	(1,714,005)

Consolidated totals	￦	181,788,915	5,330,696	12,679,845	108,824,274

Geographic information
Geographic information

Electric sales, the main operations of the Company, are conducted in the Republic of Korea where the controlling company is located. The following information on revenue from external customers and non-current assets is determined by the location of the customers and of the assets:

Geographical unit		Revenue from external customers			Non-current assets(*2)
		2015	2016	2017	2015	2016	2017
		In millions of won
Domestic	￦	54,351,076	55,310,011	55,652,807	143,788,043	148,297,677	153,436,810
Overseas(*1)		4,230,651	4,453,076	3,683,082	4,526,395	4,474,699	4,497,535

	￦	58,581,727	59,763,087	59,335,889	148,314,438	152,772,376	157,934,345

(*1)	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets.

(*2)	Amount excludes financial assets and deferred tax assets.

Information on significant customers
Information on significant customers
There is no individual customer comprising more than 10% of the Company’s revenue for the years ended December 31, 2015, 2016 and 2017.